Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income Taxes
Schedule of income before income taxes and noncontrolling interest

	Years Ended March 31
	2012	2011	2010
Current:
US	$403,204	$436,026	$433,428
Non-US	3,762	2,648	1,989
Income before income taxes and noncontrolling interest	$406,966	$438,674	$435,417

Schedule of income tax provision

	Years Ended March 31
	2012	2011	2010
Current:
Federal	$128,651	$95,840	$152,421
State	7,176	6,054	7,390
Non-US	414	51	—
Deferred:
Federal	7,315	25,486	(7,662)
State	206	(2,468)	4,324
Non-US	—	—	—
Income tax provision	$143,762	$124,963	$156,473

Schedule of items responsible for the differences between the federal statutory rate and ATK's effective rate

	Years Ended March 31
	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal impact	2.6%	2.0%	2.4%
Domestic manufacturing deduction	(2.6)%	(2.2)%	(1.8)%
Estimated nondeductible portion of litigation	1.3%	—%	—%
Research and development credit	(0.5)%	(0.9)%	(0.6)%
Change in prior year contingent tax liabilities	(0.2)%	(4.1)%	0.5%
Impact of non-US operations	(0.3)%	(0.2)%	—%
Other	(0.2)%	(1.0)%	0.2%
Change in valuation allowance	0.2%	(0.1)%	0.2%
Income tax provision	35.3%	28.5%	35.9%

Schedule of components of deferred tax assets and liabilities

	Years Ended March 31
	2012	2011
Deferred tax assets	$871,228	$785,786
Deferred tax liabilities	(630,035)	(615,303)
Valuation allowance	(4,754)	(4,121)
Net deferred tax assets	$236,439	$166,362

Schedule of deferred tax assets and liabilities resulted from temporary differences

Other comprehensive income provision	$574,968	$489,423
Post retirement benefit obligations	46,991	51,069
Accruals for employee benefits	38,159	44,242
Other reserves	37,950	31,638
Other	36,644	20,822
Contract method of revenue recognition	19,737	(9,024)
State Carryforwards	9,564	12,609
Inventory	8,943	13,130
Pension	(296,455)	(275,360)
Property, plant, equipment	(98,561)	(82,164)
Intangible assets	(71,818)	(63,939)
Debt-related	(64,929)	(61,963)
Valuation allowance	(4,754)	(4,121)
Net deferred income tax asset	$236,439	$166,362

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest and penalties

	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Unrecognized Tax Benefits — beginning of period	$29,532	$37,191	$22,603
Gross increases — tax positions in prior periods	702	733	8,753
Gross decreases — tax positions in prior periods	(1,618)	(16,801)	(160)
Gross increases — current-period tax positions	6,493	9,621	6,587
Settlements	—	(973)	—
Lapse of statute of limitations	(394)	(239)	(592)
Unrecognized Tax Benefits — end of period	$34,715	$29,532	$37,191